Inventories	12 Months Ended
Oct. 31, 2011
Inventories [Abstract]
Inventories

(4) Inventories

Inventories as of October 31, 2011 and 2010 consist of the following:

	October 31,
	2011	2010

Finished goods	$5,572,296	$4,912,902
Work in process	3,301,168	3,502,842
Raw materials	7,364,043	5,775,919
Production supplies	259,678	231,124
Total	$16,497,185	$14,422,787